1933 Act File No. 33-54445
                                          1940 Act File No. 811-7193



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X
                                                                  ----

    Pre-Effective Amendment No.         ....................

    Post-Effective Amendment No.   5  ......................         X
                                 -----                            ----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X

    Amendment No.   6 ......................................         X
                  ----                                            ----

                          FEDERATED INSTITUTIONAL TRUST

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
_ _ on ________________ pursuant to paragraph (b)
 X  60 days after filing pursuant to paragraph (a) (i) on pursuant to paragraph
    (a) (i) 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies to:     Matthew G. Maloney, Esquire
               Dickstein Shapiro Morin & Oshinsky LLP
               2101 L Street, N.W.
               Washington, DC  20037

                              CROSS-REFERENCE SHEET


      This Amendment to the Registration Statement of Federated Institutional Trust, which is comprised of one portfolio: (1) Federated Institutional Short Duration Government Fund, is comprised of the following:

PART A.    INFORMATION REQUIRED IN A PROSPECTUS.

                                          Prospectus Heading
                                          (RULE 404(C) CROSS REFERENCE)

Item 1.     COVER PAGE....................(1) Cover Page.
Item 2.     SYNOPSIS                      (1) Summary of Fund Expenses.
            --------
Item 3.     CONDENSED FINANCIAL
            INFORMATION                   (1) Financial Highlights;
                                          Performance Information.
Item 4.     GENERAL DESCRIPTION OF
            REGISTRANT                    (1) General Information; Investment
                                          Information; Investment Objective;
                                          Investment Policies; Investment
                                          Limitations.
Item 5.     MANAGEMENT OF THE FUND        (1) Trust Information; Management of
                                          the Trust; Distribution of Fund
                                          Shares; Administration of the Fund.
            ----------------------
Item 6.     CAPITAL STOCK AND OTHER
            SECURITIES                    (1) Dividends; Capital Gains;
                                          Shareholder Information; Voting
                                          Rights; Tax Information; Federal
                                          Income Tax; State and Local Taxes.
Item 7.     PURCHASE OF SECURITIES BEING
            OFFERED                       (1) Brokerage Transactions; Net Asset
                                          Value; Investing in the Fund; Share
                                          Purchases; Minimum Investment
                                          Required; What Shares Cost;
                                          Confirmations and Account Statements.
Item 8.     REDEMPTION OR REPURCHASE      (1) Redeeming Shares; Telephone
                                          Redemption; Written Requests;
                                          Accounts with Low Balances.
Item 9.     PENDING LEGAL PROCEEDINGS     None.

PART B.    INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.    COVER PAGE....................(1) Cover Page.
Item 11.    TABLE OF CONTENTS             (1) Table of Contents.
            -----------------
Item 12.    GENERAL INFORMATION AND
            HISTORY                       (1) General Information About the
                                          Fund; About Federated Investors.
            -------
Item 13.    INVESTMENT OBJECTIVES AND
            POLICIES                      (1) Investment Objective and
                                          Policies; Investment Limitations.
            --------
Item 14.    MANAGEMENT OF THE FUND        (1) Federated Institutional Trust
                                          Management; Trustee Compensation;
                                          Trustee Liability.
Item 15.    CONTROL PERSONS AND PRINCIPAL
            HOLDERS OF SECURITIES         (1) Fund Ownership.
Item 16.    INVESTMENT ADVISORY AND OTHER
            SERVICES                      (1) Investment Advisory Services;
                                          Other Services; Fund Administration;
                                          Transfer Agent; Custodian and
                                          Portfolio Accountant; Independent
                                          Auditors; Shareholder Services.
Item 17.    BROKERAGE ALLOCATION          (1) Brokerage Transactions.
Item 18.    CAPITAL STOCK AND OTHER
            SECURITIES                    (1) Not applicable.
Item 19.    PURCHASE, REDEMPTION AND
            PRICING OF SECURITIES
            BEING OFFERED                 (1) Purchasing Shares; Determining
                                          Net Asset Value; Redeeming Shares.
            -------------
Item 20.    TAX STATUS                    (1) Tax Status; Massachusetts
                                          Partnership Law.
            ----------
Item 21.    UNDERWRITERS                  (1) Not applicable.
Item 22.    CALCULATION OF PERFORMANCE
            DATA                          (1) Total Return; Yield; Performance
                                          Comparisons.
            ----
Item 23.    FINANCIAL STATEMENTS          (1) Included in Part A.
            --------------------





Federated Institutional Short Duration Government Fund

(A Portfolio of Federated Institutional Trust)

SEMI-ANNUAL REPORT AND SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 30, 1997

The following information is a supplement to your prospectus. We're providing it to keep you up to date and comply with regulations that require mutual fund companies to update shareholders concerning changes in prospectuses.

We suggest that you keep this information for your records.


A. Please delete the "Summary of Fund Expenses" table on page 1 of the Prospectus and replace it with the following table:

SUMMARY OF FUND EXPENSES

                                        SHAREHOLDER TRANSACTION EXPENSES
            Maximum Sales Charge Imposed on Purchases (as a percentage of offering price) None Maximum Sales Charge Imposed on Reinvested Dividends (as a
percentage of offering price) None Contingent Deferred Sales Charge (as a percentage of original purchase
   price or redemption proceeds, as applicable)                                                  None
Redemption Fee (as a percentage of amount redeemed, if applicable)                               None
Exchange Fee                                                                                     None

                                          ANNUAL FUND OPERATING EXPENSES
                               (As a percentage of projected average net assets)*
Management Fee (after waiver)(1)                                                                 0.00%
12b-1 Fee                                                                                        None
Total Other Expenses (after expense reimbursement)                                               0.25%
     Shareholder Services Fee(2)                                                         0.00%
Total Fund Operating Expenses(3)                                                                 0.25%

* Total operating expenses are estimated based on average expenses expected to be incurred during the period ending July 31, 1998. During the course of this period, expenses may be more or less than the average amount shown.

(1) The estimated management fee has been reduced to reflect the anticipated voluntary waiver of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.

(2) The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending July 31, 1998. If the Fund were paying or accruing the shareholder services fee, the Fund would be able to pay up to 0.25% of its average daily net assets for the shareholder services fee. See "Trust Information."

(3) The total Fund operating expenses are estimated to be 1.00% absent the anticipated voluntary waiver of the management fee and the anticipated voluntary reimbursement of certain other operating expenses. The total operating expenses were 0.00% for the fiscal year ended July 31, 1997 and would have been 77.80% absent the voluntary waiver of the management fee and the voluntary reimbursement of other operating expenses.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in the Fund." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

 EXAMPLE
 You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.

 1 year                    $3
 3 years                   $8

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THIS EXAMPLE IS BASED ON ESTIMATED DATA FOR THE FUND'S FISCAL YEAR ENDING JULY 31, 1998.

B. Please delete the "Financial Highlights" table on page 2 of the Prospectus and replace it with the following:

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                   SIX MONTHS
                                      ENDED
                             (UNAUDITED) YEAR ENDED
                              JANUARY 31, JULY 31,
                                                                       1998           1997(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                                  $2.00           $2.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                                0.06            0.01
 LESS DISTRIBUTIONS
   Distributions from net investment income                           (0.06)          (0.01)
   Distributions from net realized gains                              0.00**              --
   Total Distributions                                                (0.06)          (0.01)
 NET ASSET VALUE, END OF PERIOD                                        $2.00           $2.00
 TOTAL RETURN(B)                                                       2.99%           0.34%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                                           0.12%*          0.00%*
   Net investment income                                              5.80%*          5.75%*
   Expense waiver/reimbursement(c)                                    0.92%*         77.80%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                           $85,876         $11,100
   Portfolio turnover                                                   105%              0%

* Computed on an annualized basis.

** Less than one cent per share.

(a) Reflects operations for the period from July 10, 1997 (start of performance) to July 31, 1997. For the period from August 1, 1996 to July 9, 1997, all income was distributed to the Administrator.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

C. On page 8 of the Prospectus, in the subsection entitled "Voting Rights" please delete the last sentence of the first paragraph, and replace with the following:

As of February 3, 1998, City of Detroit General Investment Fund owned 34.38% of the voting securities of the Fund, and College of the Holy Cross Endowment Account owned 33.68% of the securities of the Fund, and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

D. Delete the financial statements starting on page 10 of the Prospectus, and replace with the following:

PORTFOLIO OF INVESTMENTS
FEDERATED INSTITUTIONAL SHORT DURATION GOVERNMENT FUND
JANUARY 31, 1998 (UNAUDITED)

      PRINCIPAL
       AMOUNT                                                                             VALUE

 LONG-TERM GOVERNMENT OBLIGATIONS--50.9%
 FEDERAL HOME LOAN BANK--5.8%
 $          3,000,000 5.700%, 10/23/1998                                              $   3,005,160
            2,000,000 6.000%, 12/30/1998                                                  2,000,960
                      TOTAL                                                               5,006,120
 FEDERAL HOME LOAN MORTGAGE CORPORATION, REMIC--21.9%
           13,775,415 5.250%, 12/15/2014                                                 13,732,712
            5,090,000 5.750%, 10/15/2016                                                  5,095,599
                      TOTAL                                                              18,828,311
 FEDERAL NATIONAL MORTGAGE ASSOCIATION--0.7%
              574,376 Federal National Mortgage Association, 10.000%, 2/1/2025
 636,300 FEDERAL NATIONAL MORTGAGE ASSOCIATION, FLOATING RATE NOTE--8.2%
            2,000,000 (a)5.415%, 3/17/1998                                                2,000,640
            5,000,000 (a)5.594%, 2/3/1998                                                 4,999,625
                      TOTAL                                                               7,000,265
 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--5.4%
            2,862,174 8.500%, 6/15/2021                                                   3,043,751
            1,324,881 9.000%, 12/15/2019                                                  1,445,366
              170,927 9.500%, 11/15/2017                                                    187,347
                      TOTAL                                                               4,676,464
 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION, ARM--5.4%
            4,500,248 7.000%, 9/20/2024                                                   4,600,648
 STUDENT LOAN MARKETING ASSOCIATION--3.5%
            3,000,000 5.720%, 11/20/1998                                                  3,003,432
                      TOTAL LONG-TERM GOVERNMENT OBLIGATIONS                             43,751,540
                      (IDENTIFIED COST $43,702,155)
 (B)REPURCHASE AGREEMENTS--46.8%
            3,000,000 ABN AMRO Chicago Corp., 5.650%, dated 1/30/1998, due
           2/2/1998 3,000,000 10,000,000 Bear, Stearns and Co., 5.650%, dated
           1/30/1998, due 2/2/1998 10,000,000
            3,000,000 Greenwich Capital Markets, Inc., 5.650%, dated 1/30/1998, due       3,000,000
                      2/2/1998
            3,000,000 HSBC Securities, Inc., 5.650%, dated 1/30/1998, due 2/2/1998        3,000,000
           10,000,000 J.P. Morgan & Co., Inc., 5.650%, dated 1/30/1998, due 2/2/1998     10,000,000

FEDERATED INSTITUTIONAL SHORT DURATION GOVERNMENT FUND

      PRINCIPAL
       AMOUNT                                                                             VALUE

 (B)REPURCHASE AGREEMENTS--CONTINUED
 $          3,000,000 Prudential Securities, Inc., 5.650%, dated 1/30/1998, due       $   3,000,000
                      2/2/1998
            3,000,000 Salomon Smith Barney Holdings, Inc., 5.650%, dated 1/30/1998,       3,000,000
                      due 2/2/1998
            2,195,000 Swiss Bank Capital Markets, 5.610%, dated 1/30/1998, due            2,195,000
                      2/2/1998
            3,000,000 Toronto Dominion Securities (USA) Inc., 5.650%, dated               3,000,000
                      1/30/1998, due 2/2/1998
                      TOTAL REPURCHASE AGREEMENTS (AT                                    40,195,000
                      AMORTIZED COST)
                      TOTAL INVESTMENTS (IDENTIFIED COST                               $ 83,946,540
                      $83,897,155)(C)

(a) Current rate and next reset date shown.

(b) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(c) The cost of investments for federal tax purposes amounts to $83,897,155. The net unrealized appreciation of investments on a federal tax basis amounts to $49,385 which is comprised of $76,257 appreciation and $26,872 depreciation at January 31, 1998.

Note: The categories of investments are shown as a percentage of net assets ($85,876,319) at January 31, 1998.

The following acronyms are used throughout this portfolio:

ARM --Adjustable Rate Mortgages
REMIC --Real Estate Mortgage Investment Conduit

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES
FEDERATED INSTITUTIONAL SHORT DURATION GOVERNMENT FUND
JANUARY 31, 1998 (UNAUDITED)

 ASSETS:
 Investments in repurchase agreements                                    $ 40,195,000
 Investments in securities                                                 43,751,540
   Total investments in securities, at value (identified and tax cost                  $ 83,946,540
 $83,897,155)
 Cash                                                                                     4,000,629
 Income receivable                                                                          307,864
   Total assets                                                                          88,255,033
 LIABILITIES:
 Payable for investments purchased                                          1,998,430
 Income distribution payable                                                  368,286
 Accrued expenses                                                              11,998
   Total liabilities                                                                      2,378,714
 Net Assets for 42,917,511 shares outstanding                                          $ 85,876,319
 NET ASSETS CONSIST OF:
 Paid in capital                                                                       $ 85,835,021
 Net unrealized appreciation of investments                                                  49,385
 Accumulated net realized loss on investments                                               (7,867)
Accumulated distributions in excess of net investment income                                                          (220)
   Total Net Assets                                                                    $ 85,876,319
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 $85,876,319 / 42,917,511 shares outstanding                                                  $2.00

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF OPERATIONS
FEDERATED INSTITUTIONAL SHORT DURATION GOVERNMENT FUND
SIX MONTHS ENDED JANUARY 31, 1998 (UNAUDITED)

 INVESTMENT INCOME:
 Interest (net of dollar roll expense of $20,648)                                       $ 1,470,589
 EXPENSES:
 Investment advisory fee                                                  $    99,366
 Administrative personnel and services fee                                     62,500
 Custodian fees                                                                 4,462
 Transfer and dividend disbursing agent fees and expenses                      11,902
 Directors'/Trustees' fees                                                      2,696
 Auditing fees                                                                 10,280
 Legal fees                                                                     2,170
 Portfolio accounting fees                                                     23,016
 Share registration costs                                                       30,705
 Printing and postage                                                           4,187
 Insurance premiums                                                             1,493
Miscellaneous                                                                5,000
   Total expenses                                                             257,777
 Waivers and reimbursements--
   Waiver of investment advisory fee                         $ (99,366)
     Reimbursement of other operating expenses                 (128,383)
       Total waivers and reimbursements                                     (227,749)
         Net expenses                                                                        30,028
         Net investment income                                                            1,440,561
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized loss on investments                                                           (4,389)
 Net change in unrealized appreciation of investments                                        49,413
   Net realized and unrealized gain on investments                                           45,024
     Change in net assets resulting from operations                                     $ 1,485,585

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS
FEDERATED INSTITUTIONAL SHORT DURATION GOVERNMENT FUND

                                   SIX MONTHS
                                      ENDED
                             (UNAUDITED) YEAR ENDED
                              JANUARY 31, JULY 31,
                                                                           1998          1997(A)
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                                 $   1,440,561   $      8,565
 Net realized gain (loss) on investments ($4,389 net loss and $0,            (4,389)             --
 respectively, as computed for federal tax purposes)
 Net change in unrealized appreciation/depreciation                           49,413           (28)
   Change in net assets resulting from operations                          1,485,585          8,537
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income                                (1,440,561)        (8,785)
 Distributions from net realized gains                                       (3,478)             --
   Change in net assets resulting from distributions to shareholders     (1,444,039)        (8,785)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                             98,828,483     11,100,172
 Net asset value of shares issued to shareholders in payment of            1,009,277             --
 distributions declared
 Cost of shares redeemed                                                 (25,102,907)     (100,167)
   Change in net assets resulting from share transactions                 74,734,853     11,000,005
     Change in net assets                                                 74,776,399     10,999,757
 NET ASSETS:
 Beginning of period                                                      11,099,920        100,163
 End of period                             $  85,876,319   $ 11,099,920

(a) Reflects operations for the period from July 10, 1997 (start of performance) to July 31, 1997.

(See Notes which are an integral part of the Financial Statements)

NOTES TO FINANCIAL STATEMENTS
FEDERATED INSTITUTIONAL SHORT DURATION GOVERNMENT FUND
SIX MONTHS ENDED JANUARY 31, 1998 (UNAUDITED)

ORGANIZATION

Federated Institutional Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of one diversified portfolio, Federated Institutional Short Duration Government Fund (the "Fund"). The investment objective of the Fund is current income.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

U.S. Government securities and mortgage-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank or broker to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as brokers/dealers which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                                                                            Six Months
                                                                               Ended       Year Ended
                                                                            January 31,     July 31,
                                                                                1998         1997(a)
 Shares sold                                                                 49,414,242     5,550,085
 Shares issued to shareholders in payment of distributions declared             504,638            --
 Shares redeemed                                                           (12,551,453)      (10,017)
   Net change resulting from share transactions                              37,367,427     5,540,068

(a) Reflects operations for the period from July 10, 1997 (start of performance) to July 31, 1997.

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services, the Fund will pay Federated Shareholder Services up to 0.25% of average daily net assets of the Fund for the period. The fee paid to Federated Shareholder Services is used to finance certain services for shareholders and to maintain shareholder accounts. For the period ended January 31, 1998, the Fund did not incur a shareholder services fee.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES

Organizational and/or start-up administrative service were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for the organizational and/or start-up administrative expenses during the five year period following effective date.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended January 31, 1998, were as follows:

PURCHASES         $63,663,943
SALES             $20,158,127

E. On the back cover of the Prospectus, please delete the address of Federated Institutional Short Duration Government Fund, and replace with the following:

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

TRUSTEES
John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Peter E. Madden
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS
John F. Donahue
Chairman
Glen R. Johnson
President
J. Christopher Donahue
Executive Vice President
Edward C. Gonzales
Executive Vice President
John W. McGonigle
Executive Vice President, Treasurer, and Secretary
Richard B. Fisher
Vice President
J. Crilley Kelly
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

[Graphic]
Federated Institutional Short Duration Government Fund
A Portfolio of Federated Institutional Trust
SEMI-ANNUAL REPORT AND SUPPLEMENT TO PROSPECTUS
MARCH 31, 1998

Federated Securities Corp., Distributor
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com

Cusip 31420B102
G02287-01 (3/98)
[Graphic]







FEDERATED INSTITUTIONAL SHORT DURATION GOVERNMENT FUND

(A Portfolio of Federated Institutional Trust)
SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 30, 1997

     Please insert the following after the subsection entitled "Mortgage-Backed Securities" on page 3 of the Prospectus:


     "COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS") AND REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICS") CMOs are a type of mortgage-backed security issued as multiple class bonds and collateralized by pools of real estate mortgages. The CMOs in which the Fund invests are issued and guaranteed as to payment of principal and interest by the U.S. government or its agencies or instrumentalities. A REMIC is a CMO that qualifies and elects treatment as such under provisions of the Internal Revenue Code that provide for favorable federal tax treatment. The Fund will only purchase investment grade CMOs, as rated by a nationally recognized statistical rating organization. The Fund's investment in CMOs will meet interest rate risk testing requirements for investments by federal credit unions and other financial institutions." February 6, 1998













[GRAPHIC OMITTED]
     Cusip 31420B102
     G02287-04 (2/98)
[GRAPHIC OMITTED]







Federated Institutional Short Duration Government Fund

(A Portfolio of Federated Institutional Trust)

PROSPECTUS

The shares of Federated Institutional Short Duration Government Fund (the "Fund") offered by this prospectus represent interests in a diversified portfolio of securities which is a portfolio of Federated Institutional Trust (the "Trust"), an open-end management investment company (a mutual fund).

The investment objective of the Fund is current income. The Fund invests only in U.S. government securities. Shares are sold at net asset value.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated September 30, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund are maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated September 30, 1997

TABLE OF CONTENTS

 Summary of Fund Expenses                                          1
 Financial Highlights                                              2
 General Information                                               3
 Investment Information                                            3
 Investment Objective                                              3
 Investment Policies                                               3
 Portfolio Turnover                                                4
 Investment Limitations                                            5
 Trust Information                                                 5
 Management of the Trust                                           5
 Distribution of Fund Shares                                       6
 Administration of the Fund                                        6
 Net Asset Value                                                   6
 Investing in the Fund.                                            7
 Share Purchases                                                   7
 Minimum Investment Required                                       7
 What Shares Cost                                                  7
 Confirmations and Account Statements                              7
 Dividends                                                         7
 Capital Gains                                                     7
 Redeeming Shares.                                                 8
 Telephone Redemption                                              8
 Written Requests                                                  8
 Accounts with Low Balances                                        8
 Shareholder Information                                           8
 Voting Rights                                                     8
 Tax Information                                                   9
 Federal Income Tax                                                9
 State and Local Taxes                                             9
 Performance Information                                           9
 Financial Statements                                             10
 Report of Ernst & Young LLP,
    Independent Auditors                           Inside Back Cover

                                     SUMMARY OF FUND EXPENSES
                                 SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)                    None
Maximum Sales Charge Imposed on Reinvested Dividends
(as a percentage of offering price) None Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable)
None Redemption Fee (as a percentage of amount redeemed, if applicable) None
Exchange Fee None

                                  ANNUAL FUND OPERATING EXPENSES
                       (As a percentage of projected average net assets)*

Management Fee (after waiver)(1)                                                                0.00%
12b-1 Fee                                                                                        None
Total Other Expenses (after expense reimbursement)                                              0.25%
   Shareholder Services Fee(2)                                                        0.00%
Total Fund Operating Expenses(3)                                                                0.25%

(1) The estimated management fee has been reduced to reflect the anticipated voluntary waiver of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.

(2) The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending July 31, 1998. If the Fund were paying or accruing the shareholder services fee, the Fund would be able to pay up to 0.25% of its average daily net assets for the shareholder services fee. See "Trust Information."

(3) The total Fund operating expenses are estimated to be 0.97% absent the anticipated voluntary waiver of the management fee and the anticipated voluntary reimbursement of certain other operating expenses. The total operating expenses were 0.00% for the fiscal year ended July 31, 1997 and would have been 77.80% absent the voluntary wiaver of the management fee and the voluntary reimbursement of other operating expenses.

* Total operating expenses are estimated based on average expenses expected to be incurred during the period ending July 31, 1998. During the course of this period, expenses may be more or less than the average amount shown.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in the Fund." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

 EXAMPLE
 You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.

 1 Year                                                                                         $3
 3 Years                                                                                        $8
 5 Years                                                                                        $14
 10 Years                                                                                       $32

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THIS EXAMPLE IS BASED ON ESTIMATED DATA FOR THE FUND'S FISCAL YEAR ENDING JULY 31, 1998.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors on the inside back cover.

                                                                               PERIOD ENDED
                                                                             JULY 31, 1997(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                                             $ 2.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                                            0.01
 LESS DISTRIBUTIONS
   Distributions from net investment income                                       (0.01)
 NET ASSET VALUE, END OF PERIOD                                                   $ 2.00
 TOTAL RETURN(B)                                                                   0.34%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                                                       0.00%*
   Net investment income                                                          5.75%*
   Expense waiver/reimbursement(c)                                               77.80%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                                       $11,100
   Portfolio turnover                                                                 0%

* Computed on an annualized basis.

(a) Reflects operations for the period from July 10, 1997 (start of performance) to July 31, 1997. For the period from August 1, 1996 to July 9, 1997, all income was distributed to the Administrator.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated June 9, 1994. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes.

Shares of the Fund are designed to give institutions a convenient means of accumulating an interest in a professionally managed, diversified portfolio of U.S. government securities. A minimum initial investment of $25,000 is required.

Shares are currently sold and redeemed at net asset value without a sales charge imposed by the Fund.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income. The investment objective cannot be changed without the approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

Unless indicated otherwise, the investment policies of the Fund may be changed by the Board of Trustees ("Trustees") without the approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing only in U.S. government securities and by seeking to maintain a weighted average portfolio duration of one year or less. Even though the price of fixed income securities fluctuates, the portfolio will be managed in a way that will seek to minimize the volatility of principal. The prices of fixed income securities fluctuate inversely to the direction of interest rates.

ACCEPTABLE INVESTMENTS

The U.S. government securities in which the Fund invests are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. These securities include, but are not limited to:

   * direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;
   * notes, bonds, and discount notes issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;
   * notes, bonds, and discount notes of other U.S. government agencies or instrumentalities which receive or have access to federal funding; and
   * notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so.

These obligations are supported by:

   * the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;
   * the discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or
   * the credit of the agency or instrumentality.

MORTGAGE-BACKED SECURITIES

The Fund may invest in mortgage-backed securities that are issued by the U.S. government or one of its agencies or instrumentalities. The Fund limits its investments in mortgage-backed securities to those that are "pass-through" securities representing an undivided interest in a pool of residential mortgages. These mortgage-backed securities have yield and maturity characteristics corresponding to the underlying mortgages, which may be fixed rate or adjustable rate. Distributions to holders of mortgage-backed securities include both interest and principal payments.

INVESTMENT RISKS

Because mortgage-backed securities pay both interest and principal as their underlying mortgages are paid off, they are subject to prepayment risk. Prepayment risk is attributable to an underlying mortgage holder's ability to prepay and refinance the underlying mortgage which may expose the Fund to a lower rate of return upon reinvestment and the loss of any premiums paid on the security. Also, the value of mortgage-backed securities may be significantly affected by changes in interest rates. The market value of adjustable rate mortgage-backed securities ("ARMS") may be impacted based upon the frequency that the interest rates of the underlying mortgages reset and changes to the index upon which the interest rates are based. Also, the underlying mortgages relating to ARMS will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down. Unanticipated changes in interest rates could cause periods of extending durations and greater principal volatility. Therefore, there can be no assurance that the Fund will succeed in maintaining a weighted average portfolio duration one year or less or minimizing volatility of principal.

AVERAGE PORTFOLIO DURATION

Although the Fund will not maintain a stable net asset value, the adviser will seek to limit, to the extent consistent with the Fund's investment objective of current income, the magnitude of fluctuations in the Fund's net asset value by limiting the dollar-weighted average duration of the Fund's portfolio. Duration is a measure of a security's or a portfolio's price sensitivity to changes in interest rates. Securities with shorter durations generally have less volatile prices than securities of comparable quality with longer durations.

REPURCHASE AGREEMENTS

The U.S. government securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price.

LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/ dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Fund's Trustees and will receive collateral equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter in transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

INVESTING IN OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies as an efficient means of investing in government securities. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.

PORTFOLIO TURNOVER

The securities in the Fund's portfolio will be sold whenever the Fund's investment adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The rate of portfolio turnover for the Fund may exceed that of certain other mutual funds with the same investment objective. It is currently anticipated that the Fund's annual rate of portfolio turnover will not exceed 300%. A portfolio turnover rate exceeding 100% is considered to be high. A higher rate of portfolio turnover involves correspondingly greater transaction expenses which must be borne directly by the Fund and, thus, indirectly by its shareholders. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to the Fund's shareholders, are taxable to them. Nevertheless, transactions for the Fund's portfolio will be based only upon investment considerations and will not be limited by any other considerations when the investment adviser deems it appropriate to make changes in the Fund's portfolio.

INVESTMENT LIMITATIONS

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market or other portfolio instrument, as applicable, for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow money up to one-third of the value of its total assets and pledge assets as necessary to secure such borrowings.

The above investment limitation cannot be changed without shareholder approval. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice.

TRUST INFORMATION

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER

Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser (the "adviser"), subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

ADVISORY FEES

The Fund's adviser receives an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. This does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

ADVISER'S BACKGROUND

Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide. Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees and could result in severe penalties.

Susan R. Hill has been the Fund's portfolio manager since July 1997. Ms. Hill joined Federated Investors in 1990 and has been a Vice President of the Fund's investment adviser since January 1997. Ms. Hill was an Assistant Vice President of the investment adviser from 1994 until 1996, and from 1990 to 1993 served as an Investment Analyst. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Todd A. Abraham has been the Fund's portfolio manager since July 1997. Mr. Abraham joined Federated Investors in 1993 and has been a Vice President of the Fund's investment adviser since 1997. Mr. Abraham was an Assistant Vice President of the investment adviser from 1995 to 1997, and from 1993 to 1995 served as an Investment Analyst. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham received his M.B.A. in finance from Loyola College.

Susan M. Nason has been the Fund's portfolio manager since inception. Ms. Nason joined Federated Investors in 1987 and has been a Senior Vice President of the Fund's investment adviser since 1997. Ms. Nason served as a Vice President of the investment adviser from 1992 until 1997 and an Assistant Vice President from 1990 until 1992. Ms. Nason is a Chartered Financial Analyst and received her M.S. in Industrial Administration from Carnegie Mellon University.

DISTRIBUTION OF FUND SHARES

Federated Securities Corp. is the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors as specified below:

 MAXIMUM             AVERAGE AGGREGATE
   FEE                DAILY NET ASSETS
 0.150%          on the first $250 million
 0.125%           on the next $250 million
 0.100%           on the next $250 million
 0.075%     on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

SHAREHOLDER SERVICES

The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of the Fund shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS

In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its affiliates.

NET ASSET VALUE

The Fund's net asset value per share fluctuates. The net asset value for shares is determined by adding the interest of the shares in the market value of all securities and other assets of the Fund, subtracting the interest of the shares in the liabilities of the Fund and those attributable to shares, and dividing the remainder by the total number of shares outstanding.

INVESTING IN THE FUND

SHARE PURCHASES

Shares are sold on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or mail.

To purchase shares, open an account by calling Federated Securities Corp. Information needed to establish an account will be taken over the telephone. The Fund reserves the right to reject any purchase request.

BY WIRE

To purchase shares by Federal Reserve wire, call the Fund before 4:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows:
Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to: Federated Institutional Short Duration Government Fund; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Wire Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

BY MAIL

To purchase shares by mail, send a check made payable to Federated Institutional Short Duration Government Fund to: Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received after payment by check is converted by State Street Bank and Trust Company ("State Street Bank") into federal funds. This is normally the next business day after State Street Bank receives the check.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in shares is $25,000. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fund. Accounts established through a non-affiliated bank or broker may be subject to a smaller minimum investment.

WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund. Investors who purchase shares through a financial intermediary may be charged a service fee by that financial intermediary.

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

CONFIRMATIONS AND ACCOUNT STATEMENTS

Shareholders will receive detailed confirmations of transactions. In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are declared just prior to determining net asset value. If an order for shares is placed on the preceding business day, shares purchased by wire begin earning dividends on the business day wire payment is received by the Fund. If the order for shares and payment by wire are received on the same day, shares begin earning dividends on the next business day. Shares purchased by check begin earning dividends on the business day after the check is converted by the transfer agent into federal funds. Dividends are automatically reinvested on payment dates in additional shares unless cash payments are requested by contacting the Fund.

CAPITAL GAINS

Capital gains realized by the Fund, if any, will be distributed at least once every 12 months.

REDEEMING SHARES

The Fund redeems shares at their net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Investors who redeem shares through a financial intermediary may be charged a service fee by that financial intermediary. Redemption requests must be received in proper form and can be made by telephone request or by written request.

TELEPHONE REDEMPTION

Shareholders may redeem their shares by telephoning the Fund before 4:00 p.m. (Eastern time). Telephone redemption instructions may be recorded. All proceeds will normally be wire transferred the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. If at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as written requests, should be considered. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

WRITTEN REQUESTS

Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: Federated Institutional Trust--Federated Institutional Short Duration Government Fund; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000. This requirement does not apply, however, if the balance falls below $25,000 because of changes in the Fund's net asset value.

Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances. As of September 5, 1997, City of Detroit General Investment Fund owned 94.45% of the voting securities of the Fund, and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust entitled to vote.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION

From time to time, the Fund advertises its total return and yield. Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The Fund is sold without any sales charge or other similar non-recurring charges.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

PORTFOLIO OF INVESTMENTS
FEDERATED INSTITUTIONAL SHORT DURATION GOVERNMENT FUND
JULY 31, 1997

    PRINCIPAL
      AMOUNT                                                                              VALUE

 GOVERNMENT OBLIGATIONS--1.8%
 $         183,013 Government National Mortgage Association, 9.500%, 11/15/2017        $    199,370
                       Total Government Obligations (identified cost $199,398)              199,370
 SHORT-TERM OBLIGATIONS--8.1%
           900,000 Student Loan Marketing Association Discount Note, 5.75%, dated           900,000
                   7/31/97, due 8/1/97
                       Total Investments (identified cost $1,099,398)(a)                $ 1,099,370

(a) The cost of investments for federal tax purposes amounts to $1,099,398. The net unrealized depreciation of investments on a federal tax basis amounts to $28 which is comprised of $0 appreciation and $28 depreciation at July 31, 1997.

Note: The categories of investments are shown as a percentage of net assets ($11,099,920) at July 31, 1997.

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES
FEDERATED INSTITUTIONAL SHORT DURATION GOVERNMENT FUND
JULY 31, 1997

 ASSETS:
 Total investments in securities, at value (identified and tax cost                    $  1,099,370
 $1,099,398)
 Cash                                                                                         3,507
 Income receivable                                                                            1,373
 Receivable for shares sold                                                              10,000,000
   Total assets                                                                          11,104,250
 LIABILITIES:
 Income distribution payable                                                  $ 4,143
 Accrued expenses                                                                 187
   Total liabilities                                                                          4,330
 Net Assets for 5,550,084 shares outstanding                                           $ 11,099,920
 NET ASSETS CONSIST OF:
 Paid in capital                                                                       $ 11,100,168
 Net unrealized depreciation of investments                                                    (28)
 Distributions in excess of net investment income                                             (220)
   Total Net Assets                                                                    $ 11,099,920
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 $11,099,920 / 5,550,084 shares outstanding                                                   $2.00

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF OPERATIONS
FEDERATED INSTITUTIONAL SHORT DURATION GOVERNMENT FUND
YEAR ENDED JULY 31, 1997

 INVESTMENT INCOME:
 Interest                                                                                  $  8,565
 EXPENSES:
 Investment advisory fee                                                      $    4,399
 Administrative personnel and services fee                                         7,534
 Custodian fees                                                                    6,740
 Transfer and dividend disbursing agent fees and expenses                         15,920
 Portfolio accounting fees                                                        13,960
 Share registration costs                                                          3,030
   Total expenses                                                                 51,583
 Waivers and reimbursements--
   Waiver of investment advisory fee                            $   (4,399)
   Reimbursement of other operating expenses                       (47,184)
     Total waivers and reimbursements                                           (51,583)
       Net investment income                                                                  8,565
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net change in unrealized depreciation of investments                                          (28)
   Change in net assets resulting from operations                                          $  8,537

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS
FEDERATED INSTITUTIONAL SHORT DURATION GOVERNMENT FUND

                                                                              YEAR ENDED
                                                                             JULY 31, 1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                                        $        8,565
 Net change in unrealized depreciation                                                  (28)
   Change in net assets resulting from operations                                      8,537
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income                                            (8,785)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                                     11,100,172
 Cost of shares redeemed                                                           (100,167)
   Change in net assets resulting from share transactions                         11,000,005
     Change in net assets                                                         10,999,757
 NET ASSETS:
 Beginning of period                                                                 100,163
 End of period                                                                $   11,099,920

(See Notes which are an integral part of the Financial Statements)

NOTES TO FINANCIAL STATEMENTS

FEDERATED INSTITUTIONAL SHORT DURATION GOVERNMENT FUND

JULY 31, 1997

ORGANIZATION

Federated Institutional Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of one diversified portfolio, Federated Institutional Short Duration Government Fund (the "Fund"). The investment objective of the Fund is current income.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

U.S. Government securities and mortgage-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank or broker to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

DEFERRED EXPENSES

The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                                                                   Year Ended
                                                                                  July 31, 1997
 Shares sold                                                                        5,550,085
 Shares redeemed                                                                     (10,017)
   Net change resulting from share transactions                                     5,540,068

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets.

The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services, the Fund will pay Federated Shareholder Services up to 0.25% of average daily net assets of the Fund for the period. The fee paid to Federated Shareholder Services is used to finance certain services for shareholders and to maintain shareholder accounts. For the period ended July 31, 1997, the Fund did not incur a shareholder services fee.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

Federated Services Company maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES

Organizational and/or start-up administrative service expenses were borne initially by Adviser.

The Fund has agreed to reimburse Adviser for the organizational and/or start-up administrative expenses during the five-year period following effective date.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of FEDERATED INSTITUTIONAL TRUST:

We have audited the accompanying statement of assets and liabilities of Federated Institutional Short Duration Government Fund as of July 31, 1997, and the related statements of operations, changes in net assets for the period then ended and the financial highlights for the period presented therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Institutional Short Duration Government Fund as of July 31, 1997, the results of its operations and changes in its net assets for the period then ended and financial highlights for the period presented therein, in conformity with generally accepted accounting principles.

ERNST & YOUNG LLP

Pittsburgh, Pennsylvania
September 12, 1997

[Graphic]

Federated Institutional Short Duration Government Fund
(A Portfolio of Federated Institutional Trust)
PROSPECTUS

SEPTEMBER 30, 1997

A Diversified Portfolio of Federated Institutional Trust An Open-End, Diversified Management Investment Company

FEDERATED INSTITUTIONAL SHORT DURATION GOVERNMENT FUND
Federated Investors Tower
Pittsburgh, PA 15222-3779

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
Pittsburgh, PA 15222-3779

INVESTMENT ADVISOR
Federated Management
Federated Investors Tower
Pittsburgh, PA 15222-3779

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT AUDITORS
Ernst & Young LLP
One Oxford Centre
Pittsburgh, PA 15219

Cusip 31420B102

G00352-01 (9/97)

[Graphic]







FEDERATED INSTITUTIONAL SHORT DURATION GOVERNMENT FUND

(A PORTFOLIO OF FEDERATED INSTITUTIONAL TRUST)


SEMI-ANNUAL REPORT AND
SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 30, 1997


A. On the cover of the Statement of Additional Information, please delete the address entitled "Federated Investors Tower" and replace with the following:

"Federated Institutional Short Duration Government Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000"



B. Please delete the last sentence in the subsection entitled "Portfolio Turnover" on page 2 of the Statement of Additional Information, and replace with the following:

     "For the six month period ended January 31, 1998, the Fund's portfolio turnover rate was 105%."



C. Please delete the biography of Gregor F. Meyer on page 4 of the Statement of Additional Information, and replace with the following:

     "Nicholas P. Constantakis
     175 Woodshire Drive
     Pittsburgh, PA
     Birthdate: September 3, 1939

     Trustee

  Formerly, Partner, Anderson Worldwide SC; Director or Trustee of the Funds"



D. Please delete the second paragraph in the section entitled "Fund Ownership" on page 7 of the Statement of Additional Information, and replace with the following:

    "As of February 3, 1998, the following shareholders of record owned 5% or more of the outstanding shares of the Fund: City of Detroit General Investment Fund, Detroit, Michigan, owned approximately 14,771,891 shares (34.38%); College of the Holy Cross Endowment Account owned approximately 14,472,391 shares (33.68%); University of San Francisco, San Francisco California, owned approximately 5,068,833 shares (11.80%); and Eastern Michigan University, Ypsilanti, Michigan, owned approximately 2,599,306 shares (6.05%).



E. Please delete the section entitled "Trustee Compensation" on page 7 of the Statement of Additional Information, and replace with the following:

TRUSTEE COMPENSATION


                         AGGREGATE
NAME,                  COMPENSATION
POSITION WITH              FROM                   TOTAL COMPENSATION PAID
TRUST                     TRUST*#                   FROM FUND COMPLEX +

John F. Donahue,            $0          $0 for the Trust and
Chairman and Trustee                    56 other investment companies in the Fund Complex

Thomas G. Bigley,       $1,000          $111,222 for the Trust and
Trustee                                 56 other investment companies in the Fund Complex

John T. Conroy, Jr.,    $1,100          $122,362 for the Trust and
Trustee                                 56 other investment companies in the Fund Complex

Nicholas P. Constantakis,++ $0          $0 for the Trust and
Trustee                                 36 other investment companies in the Fund Complex

William J. Copeland,    $1,100          $122,362 for the Trust and
Trustee                                 56 other investment companies in the Fund Complex

James E. Dowd,          $1,100          $122,362 for the Trust and
Trustee                                 56 other investment companies in the Fund Complex

Lawrence D. Ellis, M.D.,$1,000          $111,222 for the Trust and
Trustee                                 56 other investment companies in the Fund Complex

Edward L. Flaherty, Jr.,$1,100          $122,362 for the Trust and
Trustee                                 56 other investment companies in the Fund Complex

Peter E. Madden,        $1,000          $111,222 for the Trust and
Trustee                                 56 other investment companies in the Fund Complex

John E. Murray, Jr.,    $1,000          $111,222 for the Trust and
Trustee                                 56 other investment companies in the Fund Complex

Wesley W. Posvar,       $1,000          $111,222 for the Trust and
Trustee                                 56 other investment companies in the Fund Complex

Marjorie P. Smuts,      $1,000          $111,222 for the Trust and
Trustee                                 56 other investment companies in the Fund Complex



*  Information is furnished for the fiscal year ended July 30, 1997.

# The aggregate compensation is provided for the Trust which is comprised of one portfolio.

   The information is provided for the last calendar year.

++ Mr. Constantakis became a member of the Board of Trustees on February 23, 1998. He did not receive any fees as of the fiscal year end of the Trust.



F. Please delete the last sentence of the section entitled "Advisory Fees" on page 8 of the Statement of Additional Information, and replace with the following:


 "For the six month period ended January 31, 1998, the adviser earned $99,366."














G. Please delete the last sentence of the subsection entitled "Fund Administration" on page 8 of the Statement of Additional Information, and replace with the following:


     "For the six month period ended January 31, 1998, the Administrators earned $62,500."



     H. Please delete the following information from the subsection entitled "The Fund's Tax Status" on page 10 of the Statement of Additional Information.

    derive less than 30% of its gross income from the sale of securities held less than three months.



I. Please delete the first paragraph and the first sentence of the second paragraph in the section entitled "Total Return" on page 11 of the Statement of Additional Information, and replace with the following:

     "The Fund's cumulative total return for the six month period ended January 31, 1998, was 2.99%."



     J. Please delete the first sentence of the section entitled "Yield" on page 11 of the Statement of Additional Information, and replace with the following:

     "The Fund's yield for the thirty-day period ended January 31, 1998, was 5.76%."



K. In the section entitled "About Federated Investors" on page 12 of the Statement of Additional Information, please delete the second paragraph and replace with the following:

            "In the government sector, as of December 31, 1997, Federated Investors managed 9 mortgage-backed, 6 government/agency and 17 government money market mutual funds, with assets approximating $5.9 billion, $1.5 billion and $29.7 billion, respectively. Federated trades approximately $400 million in U.S. government and mortgage-backed securities daily and places approximately $23 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $36 billion in government funds within these maturity ranges."



     L. In the subsection entitled "Mutual Fund Market" on page 13 of the Statement of Additional Information, delete the second sentence, and replace with the following:

      "These investors, as well as businesses and institutions, have entrusted over $4.4 trillion to the more than 6,700 funds available.*"







     M. In the subsection entitled "Institutional Clients" on page 13 of the Statement of Additional Information, delete the first sentence, and replace with the following:

      "Federated Investors meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management."


                                                      March 31, 1998









FEDERATED INSTITUTIONAL SHORT DURATION GOVERNMENT FUND

(A Portfolio of Federated Institutional Trust)
SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 30, 1997

     Please insert the following after the subsection entitled "Mortgage-Backed Securities" on page 1 of the Statement of Additional Information:


     "COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS") AND REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICS") The Fund will not invest in any CMO that meets any of the following three tests: (1) the CMO has an expected average life greater than 10 years; (2) the average life of the CMO extends by more than four years assuming an immediate and sustained parallel shift in the yield curve of plus 300 basis points, or shortens by more than six years assuming an immediate and sustained parallel shift in the yield curve of minus 300 basis points; or (3) the estimated change in the price of the CMO is more than 17%, due to an immediate and sustained parallel shift in the yield curve of plus or minus 300 basis points. Neither test (1) nor (2) above apply to floating or adjustable rate CMOs with all of the following characteristics: (a) the interest rate of the instrument is reset at least annually; (b) the interest rate is below the contractual cap of the instrument; (c) the instrument is tied to a widely-used market rate; and
     (d) the instrument varies directly (not inversely) and is reset in proportion with the index's changes. The Fund may not purchase a residual interest in a CMO." February 6, 1998








[GRAPHIC OMITTED]
     Cusip 31420B102
     G02287-05 (2/98)
[GRAPHIC OMITTED]








           FEDERATED INSTITUTIONAL SHORT DURATION GOVERNMENT FUND

               (A PORTFOLIO OF FEDERATED INSTITUTIONAL TRUST)

                    STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information should be read with the prospectus of Federated Institutional Short Duration Government Fund (the "Fund"), a portfolio of Federated Institutional Trust (the "Trust") dated September 30, 1997. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.

FEDERATED INVESTORS TOWER
PITTSBURGH, PENNSYLVANIA 15222-3779

                     Statement dated September 30, 1997
[Graphic]
Cusip 31420B102
G00352-02 (9/97)

[Graphic]

TABLE OF CONTENTS

 GENERAL INFORMATION ABOUT THE FUND                           1
 INVESTMENT OBJECTIVE AND POLICIES                            1
  Types of Investments                                        1
  Mortgage-Backed Securities                                  1
  Reverse Repurchase Agreements                               1
  When-Issued and Delayed Delivery Transactions               1
  Repurchase Agreements                                       1
  Portfolio Turnover                                          2
 INVESTMENT LIMITATIONS                                       2
  Selling Short and Buying on Margin                          2
  Issuing Senior Securities and Borrowing Money               2
  Pledging Assets                                             2
  Concentration of Investments                                2
  Diversification of Investments                              2
  Investing in Real Estate                                    2
  Investing in Commodities                                    2
  Underwriting                                                2
  Lending Cash or Securities                                  2
  Investing in Illiquid Securities                            3
 FEDERATED INSTITUTIONAL TRUST MANAGEMENT                     3
  Fund Ownership                                              7
  Trustee Compensation                                        7
  Trustee Liability                                           7
 INVESTMENT ADVISORY SERVICES                                 8
  Adviser to the Fund                                         8
 ADVISORY FEES                                                8
 OTHER SERVICES                                               8
  Fund Administration                                         8
  Custodian and Portfolio Accountant                          8
  Transfer Agent                                              8
  Independent Auditors                                        8
 SHAREHOLDER SERVICES                                         8
 BROKERAGE TRANSACTIONS                                       9
 PURCHASING SHARES                                            9
  Conversion to Federal Funds                                 9
 DETERMINING NET ASSET VALUE                                  9
  Determining Market Value of Securities                      9
 REDEEMING SHARES                                            10
  Redemption in Kind                                         10
  Massachusetts Partnership Law                              10
 TAX STATUS                                                  10
  The Fund's Tax Status                                      10
  Shareholders' Tax Status                                   11
  Capital Gains                                              11
 TOTAL RETURN                                                11
 YIELD                                                       11
 PERFORMANCE COMPARISONS                                     11
  Economic and Market Information                            12
  Duration                                                   12
 ABOUT FEDERATED INVESTORS                                   12
  Mutual Fund Market                                         13
  Institutional Clients                                      13
  Bank Marketing                                             13
  Broker/Dealers and Bank
    Broker/Dealer Subsidiaries                               13

GENERAL INFORMATION ABOUT THE FUND

Federated Institutional Short Duration Government Fund is a portfolio of Federated Institutional Trust (the "Trust"). The Trust was established as a Massachusetts business trust under a Declaration of Trust dated June 9, 1994.

INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is current income. The Fund's investment objective cannot be changed without approval of shareholders. Unless otherwise indicated, the investment policies described below may be changed by the Board of Trustees ("Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

TYPES OF INVESTMENTS

The Fund invests only in U.S. government securities.

MORTGAGE-BACKED SECURITIES

Principal payments represent the amortization of the principal of the underlying mortgages and any prepayments of principal due to prepayment, refinancing, or foreclosure of the underlying mortgages. Although maturities of the underlying mortgage loans may range up to 30 years, amortization and prepayments substantially shorten the effective maturities of mortgage-backed securities. The interest rates paid on the underlying mortgages relating to adjustable rate mortgage-backed securities in which the Fund invests, generally are readjusted or reset at intervals of one year or less to an increment over some predetermined interest rate index.

REVERSE REPURCHASE AGREEMENTS

The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time. When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

REPURCHASE AGREEMENTS

The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.

PORTFOLIO TURNOVER

The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. The Fund's portfolio turnover rates for the fiscal year ended July 31, 1997, and the period from August 15, 1994, (start of business) to July 31, 1996, were 0% and 0%, respectively.

INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN

The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Fund will not issue senior securities, except that the Fund may borrow money in amounts up to one-third of the value of its total assets, including the amount borrowed. The Fund will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling the Fund to, for example, meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.

PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding 15% of the value of total assets at the time of the borrowing.

CONCENTRATION OF INVESTMENTS

The Fund will not invest 25% or more of the value of its total assets in any one industry. However, investing in U.S. government obligations shall not be considered investments in any one industry.

DIVERSIFICATION OF INVESTMENTS

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of such issuer.

INVESTING IN REAL ESTATE

The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

INVESTING IN COMMODITIES

The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.

UNDERWRITING

The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities which the Fund may purchase pursuant to its investment objective, policies, and limitations.

LENDING CASH OR SECURITIES

The Fund will not lend any of its assets, except portfolio securities. This shall not prevent the Fund from purchasing or holding U.S. government obligations, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies and limitations or the Trust's Declaration of Trust.

The above limitations cannot be changed without shareholder approval. The following limitations may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

INVESTING IN ILLIQUID SECURITIES

The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice and certain restricted securities not determined by the Trustees to be liquid. Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

The Fund does not expect to borrow money or invest in reverse repurchase agreements in excess of 5% of the value of its net assets during the coming fiscal year.

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

FEDERATED INSTITUTIONAL TRUST MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Federated Institutional Trust, and principal occupations.

John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA

Birthdate: July 28, 1924

Chairman and Trustee

Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Company.

Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA

Birthdate: February 3, 1934

Trustee

Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.

John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL

Birthdate: June 23, 1937

Trustee

President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.

William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA

Birthdate: July 4, 1918

Trustee

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.

James E. Dowd
571 Hayward Mill Road
Concord, MA

Birthdate: May 18, 1922

Trustee

Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.

Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA

Birthdate: October 11, 1932

Trustee

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.

Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA

Birthdate: June 18, 1924

Trustee

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.

Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL

Birthdate: March 16, 1942

Trustee

Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.

Gregor F. Meyer
203 Kensington Ct.
Pittsburgh, PA

Birthdate: October 6, 1926

Trustee

Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Retired from the law firm of Miller, Ament, Henny & Kochuba; Director or Trustee of the Funds.

John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA

Birthdate: December 20, 1932

Trustee

President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director or Trustee of the Funds.

Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh

Pittsburgh, PA

Birthdate: September 14, 1925

Trustee

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; Director or Trustee of the Funds.

Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA

Birthdate: June 21, 1935

Trustee

Public Relations/Marketing/Conference Planning; Director or Trustee of the
Funds.

Glen R. Johnson
Federated Investors Tower
Pittsburgh, PA

Birthdate: May 2, 1929

President

Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp.

J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA

Birthdate: April 11, 1949

Executive Vice President

President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.

Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA

Birthdate: October 22, 1930

Executive Vice President

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.

John W. McGonigle
Federated Investors Tower
Pittsburgh, PA

Birthdate: October 26, 1938

Executive Vice President, Secretary and Treasurer

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.

Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA

Birthdate: May 17, 1923

Vice President

Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.

* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.

As used in the table above, "The Funds" and "Funds" mean the following investment companies:

111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Wesmark Funds; and World Investment Series, Inc.

FUND OWNERSHIP

Officers and Trustees own less than 1% of the Fund's outstanding shares.

As of September 5, 1997, one shareholder of record owned 5% or more of the outstanding shares of the Fund: City of Detroit General Investment Fund, Detroit, Michigan owned approximately 5,025,267 shares (94.45%).

TRUSTEE COMPENSATION

                               AGGREGATE
 NAME,                       COMPENSATION
 POSITION WITH                    FROM                      TOTAL COMPENSATION PAID
 TRUST                          TRUST*#                        FROM FUND COMPLEX+
 John F. Donahue,                  $0         $0 for the Trust and
 Chairman and Trustee                         56 other investment companies in the Fund Complex
 Thomas G. Bigley,             $1,000         $108,725 for the Trust and
 Trustee                                      56 other investment companies in the Fund Complex
 John T. Conroy, Jr.           $1,100         $119,615 for the Trust and
 Trustee                                      56 other investment companies in the Fund Complex
 William J. Copeland,          $1,100         $119,615 for the Trust and
 Trustee                                      56 other investment companies in the Fund Complex
 James E. Dowd,                $1,100         $119,615 for the Trust and
 Trustee                                      56 other investment companies in the Fund Complex
 Lawrence D. Ellis, M.D.,      $1,000         $108,725 for the Trust and
 Trustee                                      56 other investment companies in the Fund Complex
 Edward L. Flaherty, Jr.,      $1,100         $119,615 for the Trust and
 Trustee                                      56 other investment companies in the Fund Complex
 Peter E. Madden,              $1,000         $108,725 for the Trust and
 Trustee                                      56 other investment companies in the Fund Complex
 Gregor F. Meyer,              $1,000         $108,725 for the Trust and
 Trustee                                      56 other investment companies in the Fund Complex
 John E. Murray, Jr.,          $1,000         $108,725 for the Trust and
 Trustee                                      56 other investment companies in the Fund Complex
 Wesley W. Posvar,             $1,000         $108,725 for the Trust and
 Trustee                                      56 other investment companies in the Fund Complex
 Marjorie P. Smuts,            $1,000         $108,725 for the Trust and
 Trustee                                      56 other investment companies in the Fund Complex

* Information is furnished for the fiscal year ended July 30, 1997.

# The aggregate compensation is provided for the Trust which is comprised of one portfolio.

+ The information is provided for the last calendar year.

TRUSTEE LIABILITY

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND

The Fund's investment adviser is Federated Management (the "adviser"). It is a subsidiary of Federated Investors. All of the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue.

The adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

ADVISORY FEES

For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus. For the fiscal year ended July 31, 1997, and the period from August 15, 1994, (start of business) to July 31, 1996, the adviser earned $4,399 and $0, respectively.

OTHER SERVICES

FUND ADMINISTRATION

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From August 15, 1994 to March 1, 1996, Federated Administrative Services, a subsidiary of Federated Investors, served as the Fund's administrator. For purposes of this Statement of Additional Information, Federated Services Company and Federated Administrative Services may hereinafter collectively be referred to as the "Administrators." For the fiscal year ended July 31, 1997 and for the period from August 15, 1994 (start of business) to July 31, 1996, the Administrators earned $7,534 and $0, respectively, none of which was waived.

CUSTODIAN AND PORTFOLIO ACCOUNTANT

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, Pennsylvania, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.

TRANSFER AGENT

Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based upon the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

The independent auditors for the Fund are Ernst & Young LLP, Pittsburgh, Pennsylvania.

SHAREHOLDER SERVICES

This arrangement permits the payment of fees to Federated Shareholder Services and financial institutions to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and to maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.

By adopting the Shareholder Services Agreement, the Trustees expect that the Fund will benefit by: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail;
(3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

For the fiscal year ended July 31, 1997, and the period August 15, 1994 (start of buisness) to July 31, 1996, the Fund paid $0 and $0, respectively, pursuant to the Shareholder Services Agreement of which $0 and $0 were waived.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal year ended July 31, 1997 and the period from August 15, 1994 (start of business) to July 31, 1996, the Fund paid $0 and $0, respectively, in brokerage commissions. Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

PURCHASING SHARES

Shares are sold at their net asset value without a sales charge on days the New York Stock Exchange is open for business. The procedure for purchasing shares is explained in the prospectus under "Investing in Shares."

CONVERSION TO FEDERAL FUNDS

It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. State Street Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.

DETERMINING NET ASSET VALUE

Net asset value generally changes each day. The days on which net asset value is calculated by the Fund are described in the prospectus. Net asset value will not be calculated on days on which the New York Stock Exchange is closed.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

* according to the mean between the over-the-counter bid and asked prices provided by an independent pricing service, if available, or at fair value as determined in good faith by the Fund's Board of Trustees; or

* for short-term obligations with remaining maturities of less than 60 days at the time of purchase, at amortized cost unless the Board of Trustees determines that particular circumstances of the security indicate otherwise.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices. Pricing services may consider:

* yield;

* quality;

* coupon rate;

* maturity;

* type of issue;

* trading characteristics; and

* other market data.

REDEEMING SHARES

The Fund redeems shares at the next computed net asset value after the Fund receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Shares". Although the transfer agent does not charge for telephone redemptions, the transfer agent's bank reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.

REDEMPTION IN KIND

Although the Trust intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Fund's portfolio. To the extent available, such securities will be readily marketable. Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.

The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Fund is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust. To protect shareholders of the Fund, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument that the Trust or its Trustees enter into or sign on behalf of the Fund.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust on behalf of the Fund. Therefore, financial loss resulting from liability as a shareholder of the Fund will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them from the assets of the Fund.

TAX STATUS

THE FUND'S TAX STATUS

The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:

* derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

* derive less than 30% of its gross income from the sale of securities held less than three months;

* invest in securities within certain statutory limits; and

* distribute to its shareholders at least 90% of its net income earned during the year.

SHAREHOLDERS' TAX STATUS

Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.

CAPITAL GAINS

Long-term capital gains distributed to shareholders will be treated as long-term capital gains regardless of how long shareholders have held Fund shares.

TOTAL RETURN

The Fund's average annual total return for the fiscal year ended July 31, 1997, was 0.34%.

The Fund's cumulative total return for the period August 15, 1994 (start of business) to July 31, 1996, was 0.34%. Cumulative total return reflects the Fund's total performance over a specific period of time. The Fund's cumulative total return is representative of only eleven months of fund activity. The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the maximum offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional shares, assuming the reinvestment of all dividends and distributions.

YIELD

The Fund's yield for the thirty-day period ended July 31, 1997, was 5.85%. The yield for the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, performance will be reduced for those shareholders paying those fees.

PERFORMANCE COMPARISONS

The performance of the Fund depends upon such variables as:

* portfolio quality;

* average portfolio maturity;

* type of instruments in which the portfolio is invested

* changes in interest rates and market value of portfolio securities;

* changes in the Fund's expenses; and

* various other factors.

The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of yield and total return.

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

* LIPPER ANALYTICAL SERVICES, INC. ranks funds in various categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "short-term U.S. government funds" category in advertising and sales literature.

* MERRILL LYNCH 2-YEAR TREASURY INDEX is comprised of the most recently issued 2-year Treasury notes. Index returns are calculated as total returns for periods of one, three, six and twelve months as well as year-to-date.

* MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Advertisements and other sales literature for the Fund may quote total returns which are calculated on nonstandardized base periods. The total return represents the historic change in the value of an investment in the Fund based on reinvestment of dividends over a specified period of time.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.

DURATION

Duration is a commonly used measure of the potential volatility in the price of a bond, or other fixed income security, or in a portfolio of fixed income securities, prior to maturity. Volatility is the magnitude of the change in the price of a bond relative to a given change in the market rate of interest. A bond's price volatility depends on three primary variables: the bond's coupon rate; maturity date; and the level of market yields of similar fixed income securities. Generally, bonds with lower coupons or longer maturities will be more volatile than bonds with higher coupons or shorter maturities. Duration combines these variables into a single measure. Duration is calculated by dividing the sum of the time-weighted present values of the cash flows of a bond or bonds, including interest and principal payments, by the sum of the present values of the cash flows.

ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making--structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers. The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.

In the government sector, as of December 31, 1996, Federated Investors managed 9 mortgage-backed, 5 government/agency and 17 government money market mutual funds, with assets approximating $6.3 billion, $1.7 billion and $23.6 billion, respectively. Federated trades approximately $309 million in U.S. government and mortgage-backed securities daily and places $17 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages nearly $30 billion in government funds within these maturity ranges.

J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry
A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international and global portfolios.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.* Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

INSTITUTIONAL CLIENTS

Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division.

BANK MARKETING

Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated funds are available to consumers through major brokerage firms nationwide -- we have over 2,200 broker/dealer and bank broker/dealer relationships across the country -- supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Federated Securities Corp.

* Source: Investment Company Institute




PART C.    OTHER INFORMATION.

Item 24.    Financial Statements and Exhibits:

            (a)   Financial Statements (Filed in Part A).
            (b)   Exhibits:
                   (1) Conformed Copy of Amended Declaration of Trust of the Registrant;(2) (2) Copy of Amended By-Laws of the Registrant;(2) (3) Not applicable; (4) Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant;(2) (5) Conformed Copy of Investment Advisory Contract of the Registrant;(3) (6) (i) Conformed Copy of of Distributor's Contract of the Registrant;(3)
                        (ii)   The Registrant hereby incorporates the conformed
                               copy of the specimen Mutual Funds Sales and
                               Service Agreement; Mutual Funds Service Agreement
                               and Plan Trustee/Mutual Funds Service Agreement
                               from Item 24(b)6 of the Cash Trust Series II
                               Registration Statement on Form N-1A, filed with
                               the Commission on July 24, 1995. (File Nos.
                               33-38550 and 811-6269);
                   (7)  Not applicable;
                   (8) (i) Conformed Copy of Custodian Agreement of the Registrant;(3) (ii) Conformed Copy of Custodian Fee Schedule;+
                   (9)  (i)    Conformed Copy of Agreement for Fund Accounting
                               Services, Administrative Services, Transfer
                               Agency Services, and Custody Services
                               Procurement;+
                        (ii) Conformed Copy of Amended and Restated Shareholder Services Agreement;+ (iii) The responses described in
                        Item 24(b)6 are hereby incorporated by reference;
                  (10) Conformed Copy of Opinion and Consent of Counsel as to legality of shares being registered;(2) (11) Conformed copy of the Consent of Independent Auditors;+ (12) Not applicable;
                  (13) Conformed Copy of Initial Capital Understanding;(2)



+     All exhibits have been filed electronically.

2. Response is incorporated by reference to Registrant's Registration Statement on Form N-1A filed August 26, 1994. (File Nos. 33-54445 and 811-7193).

3. Response is incorporated by reference to Registrant's Registration Statement on Form N-1A filed September 22, 1995. (File Nos. 33-54445 and 811-7193).

                  (14)  Not applicable;
                  (15)  Not applicable;
                  (16) Copy of Schedule for Computation of Fund Performance Data;+ (17) Copy of Financial Data Schedule;(4) (18) Not applicable; (19) Conformed Copy of Power of Attorney;(4)


Item 25.    Persons Controlled by or Under Common Control with Registrant

            None

Item 26.    Number of Holders of Securities:

                                                Number of Record Holders
            TITLE OF CLASS                      AS OF FEBRUARY 3, 1998
            --------------                      ----------------------
            Shares of
            beneficial interest
            (no par value)

            Federated Institutional
            Short Duration Government Fund                  1072

Item 27.    Indemnification:(2)

Item 28. Business and Other Connections of Investment Adviser:

(a) For a description of the other business of the investment adviser, see the section entitled "Trust Information - Management of the Trust"in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Federated Institutional Trust Management." The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

         The remaining Officers of the investment adviser are:

         Executive Vice Presidents:          William D. Dawson, III
                                             Henry A. Frantzen
                                             J. Thomas Madden

         Senior Vice Presidents:             Drew J. Collins
                                             Jonathan C. Conley
                                             Deborah A. Cunningham
                                             Mark E. Durbiano
                                             J. Alan Minteer
                                             Susan M. Nason
                                             Mary Jo Ochson
                                             Robert J. Ostrowski



2. Response is incorporated by reference to Registrant's Registration Statement on Form N-1A filed August 26, 1994. (File Nos. 33-54445 and 811-7193).

4. Response is incorporated by reference to Registrant's Post-Effective Amendment No.4 on Form N-1A filed September 30, 1997. (File Nos. 33-5444



         Vice Presidents:                    J. Scott Albrecht
                                             Joseph M. Balestrino
                                             Randall S. Bauer
                                             David A. Briggs
                                             Kenneth J. Cody
                                             Alexandre de Bethmann
                                             Michael P. Donnelly
                                             Linda A. Duessel
                                             Donald T. Ellenberger
                                             Kathleen M. Foody-Malus
                                             Thomas M. Franks
                                             Edward C. Gonzales
                                             James E. Grefenstette
                                             Susan R. Hill
                                             Stephen A. Keen
                                             Robert K. Kinsey
                                             Robert M. Kowit
                                             Jeff A. Kozemchak
                                             Steven Lehman
                                             Marian R. Marinack
                                             Sandra L. McInerney
                                             Charles A. Ritter
                                             Scott B. Schermerhorn
                                             Frank Semack
                                             Aash M. Shah
                                             Christopher Smith
                                             William F. Stotz
                                             Tracy P. Stouffer
                                             Edward J. Tiedge
                                             Paige M. Wilhelm
                                             Jolanta M. Wysocka

         Assistant Vice Presidents:          Todd A. Abraham
                                             Stefanie L. Bachhuber
                                             Arthur J. Barry
                                             Micheal W. Casey
                                             Robert E. Cauley
                                             Salvatore A. Esposito
                                             Donna M. Fabiano
                                             John T. Gentry
                                             William R. Jamison
                                             Constantine Kartsonsas
                                             Joseph M. Natoli
                                             Keith J. Sabol
                                             Michael W. Sirianni
                                             Gregg S. Tenser

         Secretary:                          Stephen A. Keen

         Treasurer:                          Thomas R. Donahue

         Assistant Secretaries:              Thomas R. Donahue
                                             Richard B. Fisher
                                             Christine I. McGonigle

         Assistant Treasurer:                Richard B. Fisher

         The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.





ITEM 29.    PRINCIPAL UNDERWRITERS:

      (a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

111 Corcoran Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; The Wachovia Funds; The Wachovia Municipal Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; and World Investment Series, Inc.

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT


Richard B. Fisher             Director, Chairman, Chief        Vice President
Federated Investors Tower     Executive Officer, Chief
Pittsburgh, PA 15222-3779     Operating Officer, Asst.
                              Secretary and Asst.
                              Treasurer, Federated
                              Securities Corp.

Edward C. Gonzales            Director, Executive Vice         Executive Vice
Federated Investors Tower     President, Federated,            President
Pittsburgh, PA 15222-3779     Securities Corp.

Thomas R. Donahue             Director, Assistant Secretary
Federated Investors Tower     and Assistant Treasurer
Pittsburgh, PA 15222-3779     Federated Securities Corp

James F. Getz                 President-Broker/Dealer,             --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Fisher                President-Institutional Sales,       --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor               Executive Vice President             --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark W. Bloss                 Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger                Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton             Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon                   Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV           Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion            Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman               Vice President, Secretary,           --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis      Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Doyle              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bruce E. Hastings             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth A. Hetzel                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian G. Kelly                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard A. Recker             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

George D. Riedel              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John Rogers                   Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian S. Ronayne              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John A. Staley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard Suder                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John F. Wallin                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski         Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Terri E. Bush                 Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth C. Dell                  Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings          Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley                 Treasurer,                           --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt               Assistant Secretary,                 --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779



            (c) Not Applicable



Item 30.    Location of Accounts and Records:

            All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

            Registrant                          Federated Investors Funds
                                                5800 Corporate Drive
                                                Pittsburgh, Pennsylvania
                                                  15237-7000

            Federated Shareholder Services
            Company                             Federated Investors Tower
            ("Transfer Agent")                  Pittsburgh, Pennsylvania
                                                  15222-3779




            Federated Services                  Federated Investors Tower
             Company                            Pittsburgh, Pennsylvania
            ("Administrator")                     15222-3779

            Federated Management                Federated Investors Tower
            ("Adviser")                         Pittsburgh, Pennsylvania
                                                  15222-3779

            State Street Bank and               P.O. Box 8600
             Trust Company                      Boston, Massachusetts
            ("Custodian")                         02266-8600


Item 31.    Management Services:  Not applicable.

Item 32.    Undertakings:

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

            Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED INSTITUTIONAL TRUST, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 27th day of February, 1998.

                          FEDERATED INSTITUTIONAL TRUST

                  BY: /s/ Nicholas J. Seitanakis
                  Nicholas J. Seitanakis, Assistant Secretary
                  Attorney in Fact for John F. Donahue
                  February 27, 1998

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE

By: /s/Nicholas J. Seitanakis
    Nicholas J. Seitanakis        Attorney In Fact       February 27, 1998
    ASSISTANT SECRETARY           For the Persons
                                  Listed Below

    NAME                            TITLE

John F. Donahue*                  Chairman and Trustee
                                  (Chief Executive Officer)

Glen R. Johnson*                  President

John W. McGonigle*                Executive Vice
                                    President, Secretary and
                                    Treasurer
                                  (Principal Financial and
                                  Accounting Officer)

Thomas G. Bigley*                 Trustee

John T. Conroy, Jr.*              Trustee

William J. Copeland*              Trustee

James E. Dowd*                    Trustee

Lawrence D. Ellis, M.D.*          Trustee

Edward L. Flaherty, Jr.*          Trustee

Peter E. Madden*                  Trustee

John E. Murray, Jr.*              Trustee

Wesley W. Posvar*                 Trustee

Marjorie P. Smuts*                Trustee

* By Power of Attorney